                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, OH  45459


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady     Dayton, Ohio         November 15, 1999
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]




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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $158,309
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]
























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

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             9/30/99

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR       SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

20th Century
  Insurance           common     901272203   6,008       310,079   sh        310079  na    na      na     310079   na    na
Aceto Corp            common     004446100   4,583       421,386   sh        421386  na    na      na     421386   na    na
Actrade Intl,
  Ltd.                common     004931101   8,534       638,129   sh        638129  na    na      na     638129   na    na
America Service
  Group               common     02364L109   3,381       250,470   sh        250470  na    na      na     250470   na    na
American Capital
  Strategies          common     024937104     653        35,320   sh         35320  na    na      na      35320   na    na
AT&T                  common     001957109   3,906        89,801   sh         89801  na    na      na      89801   na    na
AT&T Liberty
  Media Grp Cl A      common     001957208  13,214       354,143   sh        354143  na    na      na     354143   na    na
Autotote Corp.        common     053323101     456       173,820   sh        173820  na    na      na     173820   na    na
Berkshire
  Hathaway Cl  B      common     084670207     510           275   sh           275  na    na      na        275   na    na
Building One
  Services Corp.      common     120114103   2,516       206,424   sh        206424  na    na      na     206424   na    na
Capital Automotive
  REIT Inc            common     139733109   1,348       108,920   sh        108920  na    na      na     108920   na    na
Carmike Cinemas       common     143436103   2,927       222,974   sh        222974  na    na      na     222974   na    na
Cash America
  International       common     14754D100     479        50,760   sh         50760  na    na      na      50760   na    na
CD Radio              common     125127100   1,173        46,010   sh         46010  na    na      na      46010   na    na
Central Newspaper     common     154647101   6,539       146,944   sh        146944  na    na      na     146944   na    na
Chris Craft           common     170520100   3,187        56,781   sh         56781  na    na      na      56781   na    na
CNS Inc.              common     126136100   2,884       756,475   sh        756475  na    na      na     756475   na    na
Danielson Holdings    common     236274106   2,184       363,925   sh        363925  na    na      na     363925   na    na
Dun & Bradstreet      common     26483B106     256         8,570   sh          8570  na    na      na       8570   na    na
Dyneco Corp           common     26816K104      10        80,000   sh         80000  na    na      na      80000   na    na
East West Bank        common     27579R104     327        27,500   sh         27500  na    na      na      27500   na    na
Excel
  Technologies Inc.   common     30067T103     209        14,000   sh         14000  na    na      na      14000   na    na
Freddie Mac           common     313400301   5,976       114,929   sh        114929  na    na      na     114929   na    na
Gainsco Inc           common     363127101     424        68,500   sh         68500  na    na      na      68500   na    na
Gannett               common     364730101     282         4,080   sh          4080  na    na      na       4080   na    na




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

Greenpoint
 Financial Corp.      common     395384100   3,983       149,962   sh        149962  na    na      na     149962   na    na
Hudson City Bancorp   common     443683107  11,783       856,920   sh        856920  na    na      na     856920   na    na
Imperial Credit
 Commercial Mortgage  common     45272T102  10,990       999,120   sh        999120  na    na      na     999120   na    na
Imperial Credit Inds. common     452729106   3,935       899,450   sh        899450  na    na      na     899450   na    na
Interim Services      common     45868P100   1,281        78,230   sh         78230  na    na      na      78230   na    na
Kent Electronics
  Convt.              conv bond  490553aa2     438       560,000   prn       560000  na    na      na     560000   na    na
Lancaster Colony      common     513847103     261         8,169   sh          8169  na    na      na       8169   na    na
Lee Enterprises       common     523768109   2,332        85,184   sh         85184  na    na      na      85184   na    na
Leucadia National     common     527288104   5,360       255,233   sh        255233  na    na      na     255233   na    na
Local Financial
  Corporation         common     539553107   4,424       478,220   sh        478220  na    na      na     478220   na    na
Long Beach Financial  common     542446109   7,228       455,328   sh        455328  na    na      na     455328   na    na
Med/Waste             common     583921101      41        82,891   sh         82891  na    na      na      82891   na    na
Moto Photo            common     619821101     901       655,010   sh        655010  na    na      na     655010   na    na
Northrim Bank         common     666764105     210        22,000   sh         22000  na    na      na      22000   na    na
Philip Morris         common     718154107   5,174       151,337   sh        151337  na    na      na     151337   na    na
Prologis Trust        common     743410102     243        12,880   sh         12880  na    na      na      12880   na    na
Racing Champions      common     750069106     944       165,960   sh        165960  na    na      na     165960   na    na
RailAmerica, Inc.     common     750753105     633        64,112   sh         64112  na    na      na      64112   na    na
Reynolds & Reynolds   common     761695105     412        20,231   sh         20231  na    na      na      20231   na    na
RLI Corp.             common     749607107   2,365        71,653   sh         71653  na    na      na      71653   na    na
Robbins & Myers
  Convt.              conv bond  770196aa1   4,935     5,937,000   prn      5937000  na    na      na    5937000   na    na
Sport-Haley           common     848925103     185        40,000   sh         40000  na    na      na      40000   na    na
Standard Management   common     853612109     302        51,363   sh         51363  na    na      na      51363   na    na
Supreme Ind. Inc      common     868607102   3,458       468,922   sh        468922  na    na      na     468922   na    na
Telephone & Data
  Systems             common     879433100  10,338       116,402   sh        116402  na    na      na     116402   na    na
Tower Tech            common     891864100     109        72,500   sh         72500  na    na      na      72500   na    na
UST Inc.              common     902911106     262         8,670   sh          8670  na    na      na       8670   na    na
White Mountain
  Insurance           common     360768105   2,557        18,855   sh         18855  na    na      na      18855   na    na
Williams Controls
  Inc.                common     969465103   1,259       510,042   sh        510042  na    na      na     510042   na    na

                      Grand Total          158,309













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